Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	May 01, 2016
Load | Salient Select Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Salient Select Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return through current income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold Class A, Class C or Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Salient Funds. This amount may vary depending on the Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	104.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Salient Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses of the Fund and Interest Expense on Borrowings for Advisor Class shares are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These Examples are intended to help you compare the costs of investing in Class A, Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in a portfolio of equity, fixed income, and hybrid securities that Salient Management believes offer opportunities for total return, consisting of both income and capital appreciation. In considering investments, the Advisor pursues a value-oriented philosophy focused on an issuer’s cash flow, asset quality and management capability. The Fund’s allocations to equity, fixed income and hybrid securities will vary over time based upon the Manager’s assessment of general market and economic conditions and may shift frequently. Although the Fund normally holds a portfolio of equity, fixed income, and hybrid securities, the Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The equity securities in which the Fund may invest include common and preferred stock (including convertible preferred stock), depository receipts, rights and warrants to subscribe for the purchase of equity securities, interests in real estate investment trusts (“REITs”), and interests in master limited partnerships (“MLPs”). The Fund may invest in equity securities of U.S. and non-U.S. issuers in all market capitalization ranges without limitation.

The fixed income securities in which the Fund may invest include U.S. and non-U.S. corporate debt securities, bank debt (including bank loans and participations), U.S. government and agency debt securities, short-term debt obligations of foreign governments, and foreign money market instruments, which may be denominated in foreign currencies. The Fund may invest in fixed income securities of any quality and maturity.

Hybrid securities are securities that have characteristics of both equity and debt securities. The Fund may invest in hybrid securities of U.S. and non-U.S. issuers, including hybrid securities denominated in foreign currencies. The Fund may invest in hybrid securities of issuers in all market capitalization ranges and of any quality and maturity.

The Fund may invest directly or indirectly in restricted securities or securities that are deemed to not be readily marketable. The Fund’s investments in these securities may include equity or fixed income securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the SEC, including offerings outside the United States.

The Fund has the ability to leverage its portfolio by borrowing money in an amount up to one-third of its assets to purchase securities. The Fund may also engage in transactions designed to hedge against changes in the price of the Fund’s portfolio securities, such as purchasing put options or selling securities short.

		The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including exchange-traded funds (“ETFs”) that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund (reflected by Underlying Funds), which could adversely affect its net asset value and total return, are:

Borrowing Risk: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Cash and Cash Equivalents Risk: It is part of the Fund’s investment strategy to, at times, hold a substantial portion of its assets in cash and/or cash equivalents, including money market instruments. Under certain market conditions, such as during a rising stock market, this strategy could have a negative effect on the Fund’s ability to achieve its investment objective. To the extent that the Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s expenses, in addition to the operating expenses of the Fund, which are borne directly by Fund shareholders.

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:
  Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.
  Extension Risk: Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
  Interest Rate Risk: The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.
  Prepayment Risk: Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.
Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Emerging Market and Frontier Market Securities Risk: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
  Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
Government-Sponsored Enterprises (“GSEs”) Risk: Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Hedging Risk: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Lower-Rated Debt Securities (“Junk Bonds”) Risk: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Mortgage-Related and Other Asset-Backed Securities Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Non-Diversification Risk: The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Overseas Exchanges Risk: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Real Estate Securities and REITs Risk: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities Risk: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when the Advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Small and Medium Capitalization Stocks Risk: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Subsidiary Risk: By investing in the subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. The commodity-related instruments held by the subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Risk” above). There can be no assurance that the investment objective of the subsidiary will be achieved. The subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the subsidiary, and the Fund and the subsidiary are both managed by the Advisor, making it unlikely that the subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in the subsidiary, and the Fund’s role as sole shareholder of the subsidiary. To the extent applicable to the investment activities of the subsidiary, the subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund, including resulting in its orderly winding-up.

Tax Law Change Risk: Although the Internal Revenue Service (“IRS”) has issued published guidance that qualifying income for a regulated investment company does not include income derived directly from certain commodity-linked derivative instruments, the IRS has indicated in a series of private letter rulings that income derived from a wholly-owned offshore subsidiary such as the Subsidiary that invests in such commodity-linked derivative instruments does constitute qualifying income. The Fund has not applied for such a private letter ruling, but relies upon an opinion of counsel based on customary representations that income derived from the Subsidiary should be treated as qualifying income. In July 2011, the IRS suspended further issuance of these private letter rulings, indicating that it was reconsidering the underlying policies. The IRS subsequently indicated informally that it intends to issue public guidance regarding the use of offshore subsidiaries by regulated investment companies to invest indirectly in commodities and that such guidance will be prospective in application and provide for transition periods for affected funds. It is also possible that legislation on this issue could be introduced. If the IRS does issue public guidance, or if legislation is enacted, that results in an adverse determination relating to the treatment of income derived by the Fund from the Subsidiary, the Fund would likely need to significantly change its investment strategy, which could adversely affect the Fund. It is possible that the Fund may be unable to qualify as a regulated investment company for one or more years, meaning that all of its income and gains could be taxed first at the Fund level and again when paid out to shareholders.

Tax Risk: In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. Income from certain commodity-linked derivative instruments in which the Fund invests is not considered qualifying income. The Fund will therefore attempt to restrict its income from commodity-linked derivative instruments that do not generate qualifying income to a maximum of 10 percent of its gross income. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes.

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Value Stocks Risk: Investment in the securities of companies believed to be undervalued involves the risk that such securities may, in fact, be appropriately priced. In addition, the markets may favor growth stocks over stocks that are undervalued.

		Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A and Class C shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. The performance of the indices does not reflect deductions for fees, expenses or taxes. Returns of Advisor Class shares are not presented because Advisor Class shares were not offered during any of the periods shown. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-999-6809
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.salientpartners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns—Class A
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows the performance of the Fund’s Class A shares which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter – March 31, 2014	6.16%
Worst Quarter – September 30, 2015	–7.62%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the period ended December 31, 2015
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Load | Salient Select Opportunity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.85%	[2]
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.29%	[3]
Interest Expense on Borrowings	rr_Component3OtherExpensesOverAssets	0.13%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	1.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.62%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.15%
1 Year	rr_ExpenseExampleYear01	$ 781
3 Years	rr_ExpenseExampleYear03	1,300
5 Years	rr_ExpenseExampleYear05	1,845
10 Years	rr_ExpenseExampleYear10	3,322
1 Year	rr_ExpenseExampleNoRedemptionYear01	781
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,300
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,845
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,322
2014	rr_AnnualReturn2014	6.89%
2015	rr_AnnualReturn2015	(11.45%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.62%)
1 Year	rr_AverageAnnualReturnYear01	(16.53%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.69%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2013
Load | Salient Select Opportunity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.90%	[2]
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.29%	[3]
Interest Expense on Borrowings	rr_Component3OtherExpensesOverAssets	0.13%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	1.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.07%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.60%
1 Year	rr_ExpenseExampleYear01	$ 363
3 Years	rr_ExpenseExampleYear03	904
5 Years	rr_ExpenseExampleYear05	1,569
10 Years	rr_ExpenseExampleYear10	3,346
1 Year	rr_ExpenseExampleNoRedemptionYear01	263
3 Years	rr_ExpenseExampleNoRedemptionYear03	904
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,569
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,346
1 Year	rr_AverageAnnualReturnYear01	(12.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.39%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 2014
Load | Salient Select Opportunity Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.75%	[2]
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.29%	[3]
Interest Expense on Borrowings	rr_Component3OtherExpensesOverAssets	0.13%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	1.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.70%
1 Year	rr_ExpenseExampleYear01	$ 173
3 Years	rr_ExpenseExampleYear03	634
5 Years	rr_ExpenseExampleYear05	1,121
10 Years	rr_ExpenseExampleYear10	2,463
1 Year	rr_ExpenseExampleNoRedemptionYear01	173
3 Years	rr_ExpenseExampleNoRedemptionYear03	634
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,121
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,463
Load | Salient Select Opportunity Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.96%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2013
Load | Salient Select Opportunity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.00%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.79%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2013
Load | Salient Select Opportunity Fund | MSCI World Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%
Load | Salient Select Opportunity Fund | MSCI World Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.63%
Load | Salient Select Opportunity Fund | BofA Merrill Lynch Preferred Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.57%
Since Inception	rr_AverageAnnualReturnSinceInception	8.15%
Load | Salient Select Opportunity Fund | BofA Merrill Lynch Preferred Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.57%
Since Inception	rr_AverageAnnualReturnSinceInception	9.43%

[1]	The Fund may invest a portion of its assets in a wholly owned Cayman subsidiary. The subsidiary has entered into a separate advisory agreement with Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”) for the management of the subsidiary’s portfolio pursuant to which the subsidiary is obligated to pay Salient Management a management fee at the same rate that the Fund pays Salient Management for services provided to the Fund. Salient Management is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Salient Management by the subsidiary. This waiver arrangement may not be terminated by Salient Management as long as its advisory agreement with the subsidiary is in place.
[2]	Other Expenses of the Fund and Interest Expense on Borrowings for Advisor Class shares are based on estimated amounts for the current fiscal year.
[3]	Other Expenses of the Subsidiary are based on estimated amounts for the current fiscal year and include the expenses (other than the management fee) borne by the Fund as the sole shareholder of the subsidiary, including administrative, audit, custody and legal expenses.
[4]	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2017 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, expenses of the subsidiary, and extraordinary expenses) for the Fund’s Class A, Class C and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of the Fund’s 1.73%, 2.18% and 1.28%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.